Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating lease commitments
Rental expenses	$ 23,033,850	$ 24,418,965	$ 21,757,001
Future minimum lease payments under non-cancelable operating lease agreements
2014	19,916,212
2015	12,081,983
2016	8,166,279
2017	4,576,659
2018	4,311,688
Then thereafter	32,406,039
Total	$ 81,458,860
Minimum
Operating lease commitments
Remaining lease terms	6 months
Maximum
Operating lease commitments
Remaining lease terms	240 months